INTANGIBLES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Impairment of intangible assets			$ 130,000
Amortization of intangible assets		0	61,000
Intangible assets		0
Indefinite lived intangible assets				$ 1,200,000
Proceeds from sale of intangible assets	$ 2,000,000.0
Impairment of intangible assets		0	$ 0
GC Aviation Inc [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Indefinite lived intangible assets		$ 1,200,000